Trade Notes and Accounts Receivable, Net (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade Notes and Accounts Receivable, Net
Non-interest bearing notes received from customers as deposits and advances mainly in connection with annual ("upfront basis") and from time to time ("scatter basis") prepayments	$ 3,327,579	$ 4,188,293
Trade accounts receivable	13,265,351	15,144,534
Loss allowance	(4,249,133)	(4,846,643)	$ (4,379,316)
Total trade notes and accounts receivable, net	$ 12,343,797	$ 14,486,184